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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [X]: Amendment Number: 1

   This Amendment (Check only one):     [X] is a restatement
                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 3
         Mequon, WI 53092

Form 13F File Number 28-12202

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols          Mequon, WI              May 15, 2007
--------------------- ---------------------------    --------------
     (Signature)              (City, State)              (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:     1
Form 13F Information Table Entry Total:  142
Form 13F Information Table Value Total:  $ 187,664 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

      No. Form 13F File No. Name
      --- ----------------- -----------------------
       1      28-12088      Forward Management, LLC

                          Form 13F INFORMATION TABLE
                                  12/31/2006

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------              ------------- --------- --------- ------------------ ---------- -------- ----------------------
                                                                                                  VOTING AUTHORITY
                        TITLE OF                VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   ----------------------
   NAME OF ISSUER        CLASS       CUSIP    (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
   --------------     ------------- --------- --------- --------- --- ---- ---------- -------- --------- ------- ----
99 Cents Only Stores       COM      65440K106       46      3,770 SH         OTHER       1                 3,770
99 Cents Only Stores       COM      65440K106    2,385    196,000 SH         SOLE                196,000
ACUITY BRANDS
  INC.                     COM      00508y102       56      1,075 SH         OTHER       1                 1,075
ACUITY BRANDS
  INC.                     COM      00508y102    2,996     57,578 SH         SOLE                 57,578
ARBITRON INC               COM      03875Q108       67      1,536 SH         OTHER       1                 1,536
ARBITRON INC               COM      03875Q108    3,491     80,360 SH         SOLE                 80,360
AirTran Holdings           COM      00949P108       45      3,808 SH         OTHER       1                 3,808
AirTran Holdings           COM      00949P108    2,322    197,804 SH         SOLE                197,804
Alaska Comm Sys
  Group                    COM      01167P101       66      4,318 SH         OTHER       1                 4,318
Alaska Comm Sys
  Group                    COM      01167P101    3,408    224,373 SH         SOLE                224,373
Alexander and
  Baldwin                  COM      014482103       51      1,155 SH         OTHER       1                 1,155
Alexander and
  Baldwin                  COM      014482103    2,674     60,298 SH         SOLE                 60,298
American Science and
  Engineering              COM      029429107       52        879 SH         OTHER       1                   879
American Science and
  Engineering              COM      029429107    2,747     46,158 SH         SOLE                 46,158
BE AEROSPACE
  INC                      COM      073302101       51      1,993 SH         OTHER       1                 1,993
BE AEROSPACE
  INC                      COM      073302101    2,794    108,786 SH         SOLE                108,786
BRUSH
  ENGINEERED
  MATERIALS INC.           COM      117421107       57      1,677 SH         OTHER       1                 1,677
BRUSH
  ENGINEERED
  MATERIALS INC.           COM      117421107    2,977     88,158 SH         SOLE                 88,158
C & D
  TECHNOLOGIES
  INC.                     COM      124661109       38      8,028 SH         OTHER       1                 8,028
C & D
  TECHNOLOGIES
  INC.                     COM      124661109    1,813    382,400 SH         SOLE                382,400
CACI
  INTERNATIONAL
  INC.                     CLA      127190304       53        940 SH         OTHER       1                   940
CACI
  INTERNATIONAL
  INC.                     CLA      127190304    2,730     48,322 SH         SOLE                 48,322
CASUAL MALE
  RETAIL GROUP             COM      148711104       54      4,152 SH         OTHER       1                 4,152
CASUAL MALE
  RETAIL GROUP             COM      148711104    2,890    221,488 SH         SOLE                221,488
CHAMPION
  ENTERPRISES
  INC                      COM      158496109       53      5,621 SH         OTHER       1                 5,621
CHAMPION
  ENTERPRISES
  INC                      COM      158496109    2,788    297,842 SH         SOLE                297,842
CHATTEM INC                COM      162456107       62      1,244 SH         OTHER       1                 1,244
CHATTEM INC                COM      162456107    3,183     63,550 SH         SOLE                 63,550
COMMERCIAL
  METALS CO.               COM      201723103       47      1,808 SH         OTHER       1                 1,808
COMMERCIAL
  METALS CO.               COM      201723103    2,474     95,874 SH         SOLE                 95,874
CORINTHIAN
  COLLEGES INC
  COM                      COM      218868107       54      3,970 SH         OTHER       1                 3,970
CORINTHIAN
  COLLEGES INC
  COM                      COM      218868107    2,760    202,514 SH         SOLE                202,514
COSTPLUS INC.              COM      221485105       52      5,068 SH         OTHER       1                 5,068
COSTPLUS INC.              COM      221485105    3,050    296,146 SH         SOLE                296,146
Cedar Shopping
  Centers Inc.           COM NEW    150602209       31      1,935 SH         OTHER       1                 1,935
Cedar Shopping
  Centers Inc.           COM NEW    150602209    1,675    105,272 SH         SOLE                105,272
Cott Corp                  COM      22163N106       36      2,542 SH         OTHER       1                 2,542
Cott Corp                  COM      22163N106    1,893    132,284 SH         SOLE                132,284
Cox Radio                 CL A      224051102       41      2,503 SH         OTHER       1                 2,503
Cox Radio                 CL A      224051102    2,070    126,969 SH         SOLE                126,969
DEL MONTE
  FOODS CO                 COM      24522P103       41      3,672 SH         OTHER       1                 3,672
DEL MONTE
  FOODS CO                 COM      24522P103    2,215    200,837 SH         SOLE                200,837
Devry Inc Del              COM      251893103       60      2,135 SH         OTHER       1                 2,135
Devry Inc Del              COM      251893103    3,104    110,863 SH         SOLE                110,863
DRS
  TECHNOLOGIES
  INC.                     COM      23330X100       47        895 SH         OTHER       1                   895
DRS
  TECHNOLOGIES
  INC.                     COM      23330X100    2,465     46,795 SH         SOLE                 46,795
Diamond Management
  and Tech
  Consultants              COM      25269L106       59      4,714 SH         OTHER       1                 4,714
Diamond Management
  and Tech
  Consultants              COM      25269L106    3,102    249,337 SH         SOLE                249,337
Diversa Corp.              COM      255064107       33      2,996 SH         OTHER       1                 2,996
Diversa Corp.              COM      255064107    1,661    152,682 SH         SOLE                152,682
ENCORE
  AQUISITION CO            COM      29255W100       49      1,979 SH         OTHER       1                 1,979
ENCORE
  AQUISITION CO            COM      29255W100    2,514    102,504 SH         SOLE                102,504
ESTERLINE
  TECHNOLOGIES
  CORP                     COM      297425100       47      1,180 SH         OTHER       1                 1,180
ESTERLINE
  TECHNOLOGIES
  CORP                     COM      297425100    2,515     62,518 SH         SOLE                 62,518
FIRST INDL RLTY
  TR INC                   COM      32054K103       52      1,108 SH         OTHER       1                 1,108
FIRST INDL RLTY
  TR INC                   COM      32054K103    2,675     57,057 SH         SOLE                 57,057
FLEETWOOD
  ENTERPRISES
  INC                      COM      339099103       25      3,170 SH         OTHER       1                 3,170
FLEETWOOD
  ENTERPRISES
  INC                      COM      339099103    1,348    170,461 SH         SOLE                170,461
FOREST OIL CORP       COM PAR $0.01 346091705       38      1,169 SH         OTHER       1                 1,169
FOREST OIL CORP       COM PAR $0.01 346091705    1,968     60,230 SH         SOLE                 60,230
Federal Signal             COM      313855108       56      3,496 SH         OTHER       1                 3,496
Federal Signal             COM      313855108    2,958    184,405 SH         SOLE                184,405
First Marblehead Corp      COM      320771108       52        952 SH         OTHER       1                   952
First Marblehead Corp      COM      320771108    2,825     51,701 SH         SOLE                 51,701
Fremont General Corp       COM      357288109       31      1,930 SH         OTHER       1                 1,930
Fremont General Corp       COM      357288109    1,640    101,201 SH         SOLE                101,201
GATX CORP                  COM      361448103       46      1,063 SH         OTHER       1                 1,063
GATX CORP                  COM      361448103    2,449     56,514 SH         SOLE                 56,514
GENTIVA HEALTH
  SVCS INC                 COM      37247A102       65      3,409 SH         OTHER       1                 3,409
GENTIVA HEALTH
  SVCS INC                 COM      37247A102    3,415    179,164 SH         SOLE                179,164
GLOBAL
  INDUSTRIES INC           COM      379336100       37      2,845 SH         OTHER       1                 2,845
GLOBAL
  INDUSTRIES INC           COM      379336100    1,899    145,625 SH         SOLE                145,625
General Cable Corp         COM      369300108       78      1,774 SH         OTHER       1                 1,774
General Cable Corp         COM      369300108    4,124     94,345 SH         SOLE                 94,345
General Maritime           SHS      Y2692M103       43      1,232 SH         OTHER       1                 1,232
General Maritime           SHS      Y2692M103    2,254     64,049 SH         SOLE                 64,049
HANOVER
  COMPRESSOR
  CO                       COM      410768105       59      3,147 SH         OTHER       1                 3,147
HANOVER
  COMPRESSOR
  CO                       COM      410768105    3,166    167,590 SH         SOLE                167,590
Haemonetics Corp           COM      405024100       32        707 SH         OTHER       1                   707
Haemonetics Corp           COM      405024100    1,686     37,456 SH         SOLE                 37,456
IDEX CORP                  COM      45167R104       40        841 SH         OTHER       1                   841
IDEX CORP                  COM      45167R104    2,148     45,299 SH         SOLE                 45,299
JARDEN CORP                COM      471109108       55      1,592 SH         OTHER       1                 1,592
JARDEN CORP                COM      471109108    2,860     82,216 SH         SOLE                 82,216
K V
  PHARMACEUTICAL
  COMPANY                 CL A      482740206       63      2,650 SH         OTHER       1                 2,650
K V
  PHARMACEUTICAL
  COMPANY                 CL A      482740206    3,317    139,472 SH         SOLE                139,472
KEYSTONE
  AUTOMOTIVE
  INDS INC                 COM      49338N109       60      1,761 SH         OTHER       1                 1,761
KEYSTONE
  AUTOMOTIVE
  INDS INC                 COM      49338N109    3,067     90,231 SH         SOLE                 90,231
KRONOS INC                 COM      501052104       46      1,254 SH         OTHER       1                 1,254
KRONOS INC                 COM      501052104    2,378     64,734 SH         SOLE                 64,734
LANCE INC                  COM      514606102       43      2,145 SH         OTHER       1                 2,145
LANCE INC                  COM      514606102    2,241    111,623 SH         SOLE                111,623
LIFEPOINT HOSPS
  INC                      COM      53219L109       55      1,644 SH         OTHER       1                 1,644
LIFEPOINT HOSPS
  INC                      COM      53219L109    2,895     85,893 SH         SOLE                 85,893
MANTECH INTL
  CORP                    CL A      564563104       60      1,634 SH         OTHER       1                 1,634
MANTECH INTL
  CORP                    CL A      564563104    3,228     87,657 SH         SOLE                 87,657
Matria Healthcare        COM NEW    576817209       64      2,222 SH         OTHER       1                 2,222
Matria Healthcare        COM NEW    576817209    3,325    115,748 SH         SOLE                115,748
Matrix Service Corp        COM      576853105       54      3,346 SH         OTHER       1                 3,346
Matrix Service Corp        COM      576853105    2,837    176,207 SH         SOLE                176,207
Modtech Holdings           COM      60783C100       23      4,622 SH         OTHER       1                 4,622
Modtech Holdings           COM      60783C100      692    139,867 SH         SOLE                139,867
Nautilus                   COM      63910B102       29      2,076 SH         OTHER       1                 2,076
Nautilus                   COM      63910B102    1,841    131,486 SH         SOLE                131,486
O'Charleys                 COM      670823103       61      2,868 SH         OTHER       1                 2,868
O'Charleys                 COM      670823103    3,129    147,054 SH         SOLE                147,054
PAR
  PHARMACEUTICAL
  COS INC                  COM      69888P106       66      2,963 SH         OTHER       1                 2,963
PAR
  PHARMACEUTICAL
  COS INC                  COM      69888P106    3,443    153,911 SH         SOLE                153,911
POLYMEDICA
  CORP                     COM      731738100       69      1,715 SH         OTHER       1                 1,715
POLYMEDICA
  CORP                     COM      731738100    3,613     89,403 SH         SOLE                 89,403
PSS WORLD MED
  INC                      COM      69366A100       35      1,789 SH         OTHER       1                 1,789
PSS WORLD MED
  INC                      COM      69366A100    1,914     98,011 SH         SOLE                 98,011
Robbins and Myers          COM      770196103       88      1,922 SH         OTHER       1                 1,922
Robbins and Myers          COM      770196103    4,449     96,895 SH         SOLE                 96,895
SCHOOL
  SPECIALTY                COM      807863105       46      1,234 SH         OTHER       1                 1,234
SCHOOL
  SPECIALTY                COM      807863105    2,384     63,597 SH         SOLE                 63,597
SPARTECH                 COM NEW    847220209       56      2,148 SH         OTHER       1                 2,148
SPARTECH                 COM NEW    847220209    3,107    118,488 SH         SOLE                118,488
SUNRISE SENIOR
  LIVING INC               COM      86768K106       48      1,555 SH         OTHER       1                 1,555
SUNRISE SENIOR
  LIVING INC               COM      86768K106    2,472     80,473 SH         SOLE                 80,473
Sturm Ruger and Co.        COM      864159108       47      4,901 SH         OTHER       1                 4,901
Sturm Ruger and Co.        COM      864159108    2,448    255,017 SH         SOLE                255,017
Sun Communities            COM      866674104       33      1,017 SH         OTHER       1                 1,017
Sun Communities            COM      866674104    1,723     53,233 SH         SOLE                 53,233
THE HANOVER
  INSURANCE
  GROUP INC                COM      410867105       49      1,012 SH         OTHER       1                 1,012
THE HANOVER
  INSURANCE
  GROUP INC                COM      410867105    2,644     54,189 SH         SOLE                 54,189
Tenneco Inc.               COM      880349105       32      1,297 SH         OTHER       1                 1,297
Tenneco Inc.               COM      880349105    1,699     68,715 SH         SOLE                 68,715
US PHYSICAL
  THERAPY INC              COM      90337L108       27      2,230 SH         OTHER       1                 2,230
US PHYSICAL
  THERAPY INC              COM      90337L108    1,429    116,650 SH         SOLE                116,650
VARIAN SEMI
  EQUIP ASSOC
  INC                      COM      922207105       37        805 SH         OTHER       1                   805
VARIAN SEMI
  EQUIP ASSOC
  INC                      COM      922207105    1,912     42,006 SH         SOLE                 42,006
Varian Inc                 COM      922206107       47      1,057 SH         OTHER       1                 1,057
Varian Inc                 COM      922206107    2,422     54,080 SH         SOLE                 54,080
Visteon                    COM      92839U107       59      6,932 SH         OTHER       1                 6,932
Visteon                    COM      92839U107    3,079    363,067 SH         SOLE                363,067
WABTEC CORP                COM      929740108       62      2,032 SH         OTHER       1                 2,032
WABTEC CORP                COM      929740108    3,341    109,989 SH         SOLE                109,989
WESTAMERICA
  BANCORPORATION           COM      957090103       45        881 SH         OTHER       1                   881
WESTAMERICA
  BANCORPORATION           COM      957090103    2,335     46,122 SH         SOLE                 46,122
Whiting Petroleum          COM      966387102       51      1,098 SH         OTHER       1                 1,098
Whiting Petroleum          COM      966387102    2,677     57,455 SH         SOLE                 57,455
                                               -------  ---------                              --------- -------
TOTAL                                          187,664  8,833,136                              8,666,298 166,838
                                               =======  =========                              ========= =======